   As filed with the Securities and Exchange Commission on July 10, 2002.

                                                              File No. 333-69485
                                                                        811-4732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No.                                   [ ]
                                     ------
         Post-Effective Amendment No.   22                             [X]
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    257                                 [X]
                                ---------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     __X__ immediately upon filing pursuant to paragraph (b) of Rule 485
     _____ on __________, 2002 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on __________, 2002 pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

The Prospectus is incorporated in Part A of this Post-Effective Amendment No. 22, by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-69485), as filed on July 10, 2002 and declared effective on August 5, 2002. A Supplement to the Prospectus, dated October 15, 2002 is included in Part A of this Post-Effective Amendment.

The purpose of this Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-69485) is to add the attached supplement to the Prospectus that describes Series I and IR of The Wachovia Director variable annuity. This post-effective amendment does not supercede Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on July 10, 2002, or any post-effective amendment filed thereafter.

                   WACHOVIA DIRECTOR (SERIES I AND SERIES IR)
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY



              SUPPLEMENT DATED OCTOBER 15, 2002 TO THE PROSPECTUS
          AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 5, 2002



The Board of Directors of the OFFIT Variable Insurance Fund, Inc. have submitted an Agreement and Plan of Reorganization ("Fund Merger") for approval by OFFIT-VIF High Yield Fund shareholders. The Fund Merger will result in the acquisition of all the assets and assumption of the identified liabilities of OFFIT-VIF High Yield Fund by Evergreen VA High Income Fund, a series of Evergreen Variable Annuity Trust, in exchange for shares of the Evergreen VA High Income Fund.



The investment objectives of the OFFIT-VIF High Yield Fund and Evergreen VA High Income Fund are identical. Each Fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking current income.



If approved, the Fund Merger is scheduled to take place on or about November 8, 2002, and will result in all of your Contract Value allocated to the OFFIT-VIF High Yield Fund Sub-Account being reallocated to the Evergreen VA High Income Fund Sub-Account, and all references to the OFFIT-VIF High Yield Fund will be deleted from your prospectus.



EFFECTIVE NOVEMBER 1, 2002, THE FOLLOWING SUB-ACCOUNT AND UNDERLYING FUND IS ADDED TO THE COVER PAGE OF THE PROSPECTUS:



- EVERGREEN VA HIGH INCOME FUND SUB-ACCOUNT which purchases Class 1 shares of the Evergreen Variable Annuity Trust.



EFFECTIVE NOVEMBER 1, 2002, THE FOLLOWING ANNUAL FUND OPERATING EXPENSES TABLE IS HEREBY ADDED TO THE FEE TABLE:



                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)


                                                                                         TOTAL
                                                                                         FUND
                                                                MANAGEMENT     OTHER   OPERATING
                                                                   FEES       EXPENSES EXPENSES
------------------------------------------------------------------------------------------------
Evergreen VA High Income Fund (1)                                 0.70%        0.52%     1.22%
------------------------------------------------------------------------------------------------



(1) The investment adviser for the Fund has voluntarily agreed to reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce Total Fund Operating Expenses. The Fund's investment adviser may cease these waivers or reimbursements at any time. With these waivers and/or reimbursements Total Fund Operating Expenses were 1.01%.



EFFECTIVE NOVEMBER 1, 2002, THE FOLLOWING IS HEREBY ADDED TO THE EXAMPLE TABLE AT THE END OF THE FEE TABLE:



                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 EVERGREEN VA
   HIGH INCOME
   FUND           $94    $156    $210     $359    $33    $101    $172     $359     $33      $101      $172       $359
 -----------------------------------------------------------------------------------------------------------------------



EFFECTIVE NOVEMBER 1, 2002, THE FOLLOWING PARAGRAPH IS HEREBY ADDED UNDER THE SECTION ENTITLED "THE FUNDS":



Evergreen VA High Income Fund is a series of the Evergreen Variable Annuity Trust, a Delaware business trust. Evergreen Investment Management Company, LLC is the investment adviser and is located at 200 Berkeley Street, Boston, MA 02116-5034.



EFFECTIVE NOVEMBER 1, 2002, THE FOLLOWING INVESTMENT OBJECTIVE IS ADDED UNDER THE SECTION ENTITLED "THE FUNDS":



EVERGREEN VA HIGH INCOME FUND -- Seeks a high level of current income with a secondary objective of capital growth when consistent with current income. The Fund normally invests at least 65% of its assets in below investment grade securities.



EFFECTIVE NOVEMBER 1, 2002, THE FOLLOWING PARAGRAPH IS ADDED UNDER THE SECTION ENTITLED "APPENDIX III -- ACCUMULATION UNIT VALUES":



There is no information for Evergreen VA High Income Fund Sub-Account because as of December 31, 2001, the Sub-Account had not commenced operation.



EFFECTIVE NOVEMBER 1, 2002, THE FOLLOWING PARAGRAPH IS ADDED UNDER THE SECTION ENTITLED "PERFORMANCE TABLES" IN THE STATEMENT OF ADDITIONAL INFORMATION:



No information is shown for Evergreen VA High Income Fund Sub-Account because as of December 31, 2001, the Sub-Account had not commenced operation.



HV-3832                                                                   1 of 2
333-69485

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EFFECTIVE NOVEMBER 1, 2002, UNDER THE FOLLOWING PARAGRAPH IS ADDED UNDER THE SECTION ENTITLED "ACCUMULATION UNIT VALUES" IN THE STATEMENT OF ADDITIONAL
INFORMATION:



There is no information for Evergreen VA High Income Fund Sub-Account because as of December 31, 2001, the Sub-Account had not commenced operation.



THE FOLLOWING LANGUAGE IS ADDED AS THE LAST PARAGRAPH UNDER THE SECTION ENTITLED "OTHER INFORMATION" AND IMMEDIATELY BEFORE THE AUDITED FINANCIAL STATEMENTS OF HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO AND THE AUDITED FINANCIAL STATEMENTS OF HARTFORD LIFE INSURANCE COMPANY, IN THE STATEMENT OF ADDITIONAL
INFORMATION:



We have not been able to obtain, after reasonable efforts, the written consent from Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933, because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.



HV-3832                                                                   2 of 2
333-69485

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                SERIES I AND SERIES IR OF THE WACHOVIA DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $122,929,007; 2000: $141,303,001; and 1999: $162,447,988.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                           SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fund                              3/01/96            -27.34%            1.02%             N/A             3.04%
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                   5/01/96            -18.81%            1.86%             N/A             3.86%
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Small Cap Value Fund              5/01/98              6.65%             N/A              N/A             7.04%
----------------------------------------------------------------------------------------------------------------------------
OFFIT VIF High Yield Fund                     04/01/96             -3.56%           -1.03%             N/A             0.76%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                    06/02/86            -15.21%            5.91%            7.61%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                        06/02/86             -2.67%            2.66%            2.99%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund        06/02/86            -17.32%           11.25%           13.43%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund         03/09/94            -14.66%            7.24%             N/A            11.43%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                       04/30/01               N/A              N/A              N/A            -6.93%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund             03/01/95            -16.69%            0.43%             N/A             3.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund       12/27/00            -43.77%             N/A              N/A           -42.94%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                         12/27/00            -16.20%             N/A              N/A           -15.23%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               05/01/00             -9.07%             N/A              N/A            20.15%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund              10/01/98            -26.18%             N/A              N/A             8.66%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund           05/01/00            -31.90%             N/A              N/A           -42.83%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund           05/29/98            -18.31%             N/A              N/A             1.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund        03/24/87            -31.94%            6.50%            6.73%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                  10/01/98             -8.48%             N/A              N/A            -2.80%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                       05/01/87            -22.26%            6.09%            8.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                        04/30/01               N/A              N/A              N/A           -23.46%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                         07/02/90            -28.15%           -3.46%            1.87%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                         04/30/01               N/A              N/A              N/A           -16.09%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                      07/30/97            -14.27%             N/A              N/A            19.42%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                04/30/01               N/A              N/A              N/A           -10.95%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                06/02/86             -7.39%            0.06%            0.40%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund         06/02/86             -3.84%            2.06%            2.35%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund            05/02/94            -29.48%            7.48%             N/A             8.30%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund               08/09/96            -24.65%            5.87%             N/A             6.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                       06/02/86            -22.18%            7.33%           10.11%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                         03/24/87             -3.83%            2.06%            2.23%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                       04/30/01               N/A              N/A              N/A           -10.52%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund         05/01/96            -13.28%            7.18%             N/A             8.14%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                               FUND                                                               SINCE
SUB-ACCOUNT                               INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fund                            03/01/96             -18.87%            4.06%             N/A             5.76%
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                 05/01/96              -9.70             5.02%             N/A             6.67%
----------------------------------------------------------------------------------------------------------------------------
Evergreen VA Small Cap Value Fund            05/01/98              16.65%             N/A              N/A            11.33%
----------------------------------------------------------------------------------------------------------------------------
OFFIT VIF High Yield Fund                    04/01/96               6.44%            2.71%             N/A             4.10%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   03/31/83              -5.83%            8.82%            9.76%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                       08/31/77               7.33%            6.17%            5.68%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund       04/02/84              -8.09%           13.96%           15.19%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund        03/09/94              -5.23%           10.09%             N/A            13.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                      04/30/01                N/A              N/A              N/A             3.07%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund            03/01/95              -7.42%            3.91%             N/A             6.45%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund      12/27/00             -36.54%             N/A              N/A           -36.36%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
 Fund                                        12/27/00              -6.90%             N/A              N/A            -6.91%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund              05/01/00               0.77%             N/A              N/A            26.53%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund             10/01/98             -17.62%             N/A              N/A            12.74%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund          05/01/00             -23.77%             N/A              N/A           -36.12%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund          05/29/98              -9.16%             N/A              N/A             5.29%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund       03/24/87             -23.81%            9.37%            9.04%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                 10/01/98               1.41%             N/A              N/A             2.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                      05/01/87             -13.41%            8.81%           10.89%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                       04/30/01                N/A              N/A              N/A           -14.70%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                        07/02/90             -19.74%            0.09%            4.29%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                        04/30/01                N/A              N/A              N/A            -6.77%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                     07/30/97              -4.82%             N/A              N/A            22.16%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund               04/30/01                N/A              N/A              N/A            -1.24%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund               06/30/80               2.58%            3.79%            3.39%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund        01/01/85               6.16%            5.63%            5.14%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund           05/02/94             -21.17%           10.37%             N/A            10.65%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund              08/09/96             -15.98%            8.76%             N/A             9.39%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      08/31/77             -13.32%            9.99%           12.03%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
 Fund                                        03/24/87               6.17%            5.63%            5.01%             N/A
----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                      04/30/01                N/A              N/A              N/A            -0.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund        05/01/96              -3.76%           10.17%             N/A            10.86%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        0.55%                 0.55%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.44%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.52%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.56%
---------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.

There is no information for Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Small Cap Value Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
WACHOVIA BALANCED FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.952        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.839        $0.952            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                6,646           683            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.952        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.838        $0.952            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  162             2            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.965            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.838            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,001            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.965            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.836            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                13            --            --
-----------------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.899        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.687        $0.899            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                2,431           280            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.899        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.685        $0.899            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   51             3            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.918            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.685            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               181            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.918            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.684            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               434            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
WACHOVIA SPECIAL VALUES FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.088        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.264        $1.088            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  543             5            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.088        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.262        $1.087            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   20            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.112            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.262            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.111            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.260            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                45            --            --
-----------------------------------------------------------------------------------------------------------------------------
OFFIT VIF -- HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.982        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.046        $0.982            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  215            10            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.982        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.044        $0.982            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.039            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.044            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.039            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.042            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4            --            --
-----------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $4.708        $4.803        $4.398
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.434        $4.708        $4.803
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              939,510     1,054,157     1,156,230
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.696        $4.798        $4.663
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.416        $4.696        $4.798
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   31        11,997         4,952
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.767            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.426            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               267            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.754            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.408            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                62            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.416        $2.185        $2.258
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.593        $2.416        $2.185
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              216,138       152,494       167,707
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.410        $2.182        $2.233
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.583        $2.410        $2.182
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   80         2,190           756
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.450            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.588            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               175            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.444            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.578            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                67            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.388        $7.501        $5.526
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.709        $8.388        $7.501
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              340,758       357,409       347,433
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.367        $7.494        $6.255
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.678        $8.367        $7.494
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   48         4,645         1,112
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.843            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.695            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               191            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.820            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.664            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                48            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.816        $2.570        $2.471
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.669        $2.816        $2.570
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              339,000       335,847       381,269
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.809        $2.567        $2.655
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.658        $2.809        $2.567
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   19         2,938         1,030
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.754            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.664            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               227            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.747            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.653            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21            --            --
-----------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.031            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   45            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.029            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                24            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.028            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.656        $1.796        $1.476
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.533        $1.656        $1.796
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  127        61,514        57,797
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.652        $1.791        $1.576
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.527        $1.652        $1.791
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         1,092           391
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.656            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.530            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.651            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.524            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.711            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.709            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.952            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    2            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.951            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.950            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.469        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481        $1.469            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  362        28,572            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.468        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.477        $1.468            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    2         1,264            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.478            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                17            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.386            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.792        $1.952        $1.315
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.476        $1.792        $1.952
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  737        87,887        25,343
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.788        $1.951        $1.451
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.470        $1.788        $1.951
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   13         4,200           602
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.773            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.474            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               145            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.769            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.468            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               109            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.621        $1.000            --(a)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473        $0.621            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  246        39,523            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.620        $1.000            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.472        $0.620            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --         1,695            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.729            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.473            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                40            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.728            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.471            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.325        $1.422        $1.182
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.204        $1.325        $1.422
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  627        78,728        41,232
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.322        $1.420        $1.281
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.199        $1.322        $1.420
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   50         3,737         1,551
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.390            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.201            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                34            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.387            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.197            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8            --            --
-----------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.068        $1.070        $1.035
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.083        $1.068        $1.070
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)               41,322        22,916        14,681
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.065        $1.069        $1.084
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.079        $1.065        $1.069
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    8         1,881           707
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.128            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.081            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.125            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.012        $5.608        $4.712
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.340        $5.012        $5.608
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              132,529       148,780       152,272
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $4.999        $5.602        $5.181
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.323        $4.999        $5.602
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    5         3,070         1,107
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.175            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.332            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                11            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.161            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.315            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  123            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.853            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.852            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.856        $2.267        $1.641
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.489        $1.856        $2.267
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  111       211,646       218,272
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851        $2.265        $1.806
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.483        $1.851        $2.265
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    8         2,312           449
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.842            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.487            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.838            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.481            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                33            --            --
-----------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.932            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.930            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.546        $2.056        $1.371
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.423        $2.546        $2.056
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              231,978       241,334       118,306
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.540        $2.054        $1.588
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.414        $2.540        $2.054
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  109         6,668         1,455
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.573            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.419            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               118            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.566            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.409            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                62            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  172            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.991            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    3            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.990            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                58            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.989            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.863        $1.777        $1.716
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.911        $1.863        $1.777
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              261,219       189,367       213,832
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.858        $1.776        $1.735
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.903        $1.858        $1.776
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   88         3,808         1,061
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.870            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.907            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               171            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.865            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.900            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 9            --            --
-----------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $2.414        $2.217        $2.211
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.563        $2.414        $2.217
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  156        55,019        69,555
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.408        $2.214        $2.231
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.553        $2.408        $2.214
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    6           769           120
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.434            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.558            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $2.428            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $2.548            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.931        $2.251        $1.374
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.622        $1.931        $2.251
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  247       140,975       107,808
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.926        $2.248        $1.510
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.616        $1.926        $2.248
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   20         3,653           726
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.856            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.620            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                24            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.851            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.613            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                32            --            --
-----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                                                     YEAR ENDED
                                                                                                    DECEMBER 31,
                                                                                       --------------------------------------
SUB-ACCOUNT                                                                               2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.587        $7.176        $6.066
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.710        $6.587        $7.176
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)              380,360       419,495       432,424
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.571        $7.169        $6.715
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.687        $6.571        $7.169
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   73         6,395         2,105
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.708            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.699            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               132            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.691            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.676            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                23            --            --
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.000            --            --(b)
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                  147            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                    6            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.999            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                26            --            --
-----------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.000            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.998            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --            --            --
-----------------------------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date May 1, 2001.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)  Not applicable.

           (3)  (a) Principal Underwriter Agreement.(2)

           (3)  (b) Form of Dealer Agreement.(2)

           (4)  Form of Individual Flexible Premium Variable Annuity
                Contract.(3)

           (5)  Form of Application.(3)

           (6)  (a) Articles of Incorporation of Hartford.(4)

           (6)  (b) Bylaws of Hartford.(5)

           (7)  Form of Reinsurance Agreement.(6)

           (8)  Form of Participation Agreement.(7)

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

           (10) Not applicable.(8)

           (11) No financial statements are omitted.

           (12) Not applicable.

           (13) Not applicable.

           (14) Not applicable.

           (15) Copy of Power of Attorney.

           (16) Organizational Chart.(9)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69485, dated December 22, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, filed April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, dated September 3, 1999.

(8) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
       Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(9) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

Item 25. Directors and Officers of the Depositor

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Marianne O'Doherty              Vice President and Assistant General Counsel
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
Andrew J. Waggoner              Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
Eric H. Wietsma                 Vice President
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners


          As of August 31, 2002, there were 266,756 Contract Owners.


Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten

               Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate Account One
               Hartford Life and Annuity Insurance Company - Separate Account
               Ten
               Hartford Life and Annuity Insurance Company - Separate Account Three
               Hartford Life and Annuity Insurance Company - Separate Account
               Five
               Hartford Life and Annuity Insurance Company - Separate Account
               Six
               Hartford Life and Annuity Insurance Company - Separate Account Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD


                                               Positions and Offices
               Name                             With Underwriter
               ----                             ----------------
               David A. Carlson                 Vice President
               Bruce W. Ferris                  Vice President
               David T. Foy                     Treasurer, Director
               George R. Jay                    Controller
               Ryan Johnson                     Vice President
               Stephen T. Joyce                 Vice President
               Thomas M. Marra                  President, Chief Executive Officer and
                                                Chairman of the Board, Director
               Christine Hayer Repasy           Senior Vice President, General Counsel
                                                and Corporate Secretary
               John C. Walters                  Executive Vice President, Director


               Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th of October, 2002.


HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO

      (Registrant)

By:   /s/ Thomas M. Marra                 *By: /s/ Michael Stobart
      ---------------------------------       ------------------------------
      Thomas M. Marra, Chief Executive             Michael Stobart
      Officer and Chairman of the                  Attorney-in-Fact
      Board, President*

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

By:  /s/ Thomas M. Marra
    ------------------------------------
      Thomas M. Marra, Chief Executive
      Officer and Chairman of the
      Board, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.


David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Michael Stobart
     General Counsel & Corporate Secretary,               ----------------------
     Director*                                            Michael Stobart
John C. Walters, Executive Vice President,                Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,        Date: October 15, 2002
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-69485

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(15)   Copy of Power of Attorney.